Investment	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Investment

8. Investment

On March 3, 2011, Yada invested RMB 6 million into Yangzhou Juyuan Guarantee Co., Ltd. (“Juyuan”) and obtained 12% equity interest of Juyuan. Juyuan mainly provides financing guarantee services and relevant consulting services to customers. Juyuan has only one executive director and one supervisor. Neither the executive director nor supervisor is related to Yada. Therefore, Yada has neither control nor significant influence over Juyuan. For the Company’s investments which are passive and for which the Company does not have significant influence or control and there is no readily determinable fair value, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. On January 5, 2023, majority shareholder of Juyuan purchased 5% equity interest of Juyuan from Yada for a consideration of $353,062 (RMB 2.5 million). The carrying value of the investment amounted to approximately $0.5 million as of December 31, 2023.

On December 1, 2022, Huadong invested RMB 40 million into Zhongxiangxin, and obtained 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investment using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Under the equity method, the Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. For the years ended December 31, 2023 and 2022, the investment gain from Zhongxiangxin was $4,832 and $290, respectively.

For the years ended December 31, 2023, 2022 and 2021, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.